Company's Net Sales by Customers (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Sales Revenue, Goods, Net | Customer A
Concentration Risk [Line Items]
2010	28.00%	25.00%	25.00%		28.00%		31.00%
Sales Revenue, Goods, Net | Customer B
Concentration Risk [Line Items]
2010	9.00%	11.00%	15.00%		12.00%
Sales Revenue, Goods, Net | Customer C
Concentration Risk [Line Items]
2010	10.00%	12.00%	11.00%		12.00%		10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
2010			66.00%	[1]	51.00%	[1]

[1]	In fiscal 2012, two customers represented 45% and 21%, respectively, of accounts receivable. The same two customers represented 30% and 21%, respectively, of accounts receivable in fiscal 2011.